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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 30, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2003 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                "ING ROLLOVER CHOICE VARIABLE ANNUITY PROSPECTUS"

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

     1. The cover page is hereby amended to add plans under section 403(b) of the Internal Revenue Code of 1986 as amended (the "Code") to the types of plans for which the Contract may be issued.

     2. The section, "Purchase and Availability of the Contract" in the prospectus is hereby amended to add plans under section 403(b) of the Code to the types of plans for which the Contract may be issued.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127105 - Rollover Choice                                                06/30/03